Summary of Significant Accounting Policies-Use of Estimates	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Summary of Significant Accounting Policies-Use of Estimates

Note 2: Summary of Significant Accounting Policies—Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the balance sheet. Actual results could differ from those estimates.